UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 3.8%
286,300	Northrop Grumman Corp.	$16,425,031
109,100	Raytheon Co.	4,191,622
206,000	The Boeing Co.	14,047,140

		34,663,793

Banks — 7.2%
640,384	Bank of America Corp.	29,387,222
49,500	Bank of Hawaii Corp.	2,554,695
82,500	U.S. Bancorp	2,498,100
257,640	Wachovia Corp.	13,757,976
430,500	Washington Mutual, Inc.(a)	17,732,295

		65,930,288

Biotechnology — 3.2%
281,800	Amgen, Inc.*	22,806,074
26,300	Genentech, Inc.*	2,514,806
49,500	Genzyme Corp.*	3,679,830

		29,000,710

Chemicals — 1.9%
23,500	Ashland, Inc.	1,310,125
221,700	Monsanto Co.	16,243,959

		17,554,084

Commercial Services & Supplies — 1.0%
118,500	Automatic Data Processing, Inc.	5,569,500
15,500	DST Systems, Inc.*	921,785
66,900	Global Payments, Inc.	2,928,882

		9,420,167

Communications Equipment — 1.4%
124,000	Cisco Systems, Inc.*	2,174,960
83,100	Corning, Inc.*	1,682,775
184,100	QUALCOMM, Inc.	8,371,027
99,100	Tellabs, Inc.*	1,016,766

		13,245,528

Computers & Peripherals — 2.8%
723,900	Hewlett-Packard Co.(a)	21,478,113
277,700	Western Digital Corp.*	4,143,284

		25,621,397

Diversified Financials — 8.8%
143,500	AmeriCredit Corp.*	3,558,800
24,600	Ameriprise Financial, Inc.	1,034,430
62,200	Ameritrade Holding Corp.*	1,452,992
152,670	Citigroup, Inc.	7,412,129
662,500	J.P. Morgan Chase & Co.	25,340,625
293,300	Merrill Lynch & Co., Inc.	19,480,986
175,600	Moody’s Corp.	10,562,340
113,200	Principal Financial, Inc.	5,735,844
116,700	SLM Corp.	6,132,585

		80,710,731

Diversified Telecommunication Services — 1.9%
194,300	CenturyTel, Inc.(a)	6,431,330
235,030	Sprint Nextel Corp.	5,885,151
74,300	Telewest Global, Inc.*	1,656,147

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
120,100	Verizon Communications, Inc.	$3,840,798

		17,813,426

Electric Utilities — 3.3%
143,400	American Electric Power Co., Inc.	5,239,836
133,910	Edison International	6,042,019
404,300	PG&E Corp.	14,870,154
39,400	TXU Corp.	4,043,622

		30,195,631

Electrical Equipment — 0.8%
132,800	Energizer Holdings, Inc.*	6,999,888

Energy Equipment & Services — 0.3%
50,200	Helmerich & Payne, Inc.	2,912,604

Food & Drug Retailing — 1.1%
74,400	Safeway, Inc.	1,729,800
104,630	SUPERVALU, Inc.	3,423,494
277,000	The Kroger Co.*	5,390,420

		10,543,714

Food Products — 2.4%
605,551	Archer-Daniels-Midland Co.	14,272,837
473,200	Tyson Foods, Inc.	7,963,956

		22,236,793

Healthcare Equipment & Supplies — 0.8%
64,600	Baxter International, Inc.	2,512,294
25,200	Guidant Corp.	1,554,336
66,500	St. Jude Medical, Inc.*	3,176,705

		7,243,335

Healthcare Providers & Services — 2.5%
161,200	AmerisourceBergen Corp.	12,952,420
12,500	Express Scripts, Inc.*	1,055,750
114,300	Humana, Inc.*	5,238,369
77,200	McKesson Corp.	3,883,160

		23,129,699

Hotels, Restaurants & Leisure — 1.2%
23,400	Brinker International, Inc.	928,512
109,300	Darden Restaurants, Inc.	3,910,754
35,600	Marriott International, Inc.	2,300,116
85,800	Yum! Brands, Inc.	4,186,182

		11,325,564

Household Durables — 0.3%
33,000	Whirlpool Corp.	2,701,050

Household Products — 1.9%
176,600	Colgate-Palmolive Co.	9,628,232
133,269	Procter & Gamble Co.	7,621,654

		17,249,886

Industrial Conglomerates — 5.3%
67,200	3M Co.	5,273,856

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — (continued)
1,221,320	General Electric Co.	$43,625,550

		48,899,406

Insurance — 6.1%
3,162	Alleghany Corp.*	930,229
109,400	Genworth Financial, Inc.	3,768,830
162,310	Loews Corp.	15,675,900
244,900	MBIA, Inc.	15,129,922
115,710	Prudential Financial, Inc.	8,955,954
121,800	The Chubb Corp.	11,795,112

		56,255,947

Internet Software & Services — 1.6%
36,500	Google, Inc.*	14,782,135

IT Consulting & Services — 1.7%
285,600	Computer Sciences Corp.*	14,345,688
38,100	Electronic Data Systems Corp.	878,205

		15,223,893

Machinery — 0.2%
8,000	ITT Industries, Inc.	870,080
27,000	Navistar International Corp.*	765,990

		1,636,070

Media — 5.6%
53,400	Clear Channel Communications, Inc.	1,738,704
177,837	Comcast Corp.*	4,694,897
1,188,800	Liberty Media Corp. Series A*	9,129,984
25,100	The McGraw-Hill Cos., Inc.	1,331,555
1,205,190	Time Warner, Inc.	21,669,316
381,862	Viacom, Inc. Class B*	12,754,191

		51,318,647

Metals & Mining — 0.4%
45,900	Freeport-McMoRan Copper & Gold, Inc. Series B	2,391,849
19,100	Newmont Mining Corp.	880,892

		3,272,741

Oil & Gas — 9.2%
155,500	Anadarko Petroleum Corp.	14,089,855
237,300	Burlington Resources, Inc.	17,144,925
280,900	Devon Energy Corp.	16,910,180
84,000	EOG Resources, Inc.	6,027,000
258,116	Exxon Mobil Corp.	14,978,471
201,100	Sunoco, Inc.	15,524,920

		84,675,351

Pharmaceuticals — 7.4%
46,600	Allergan, Inc.	4,660,000
15,800	Barr Pharmaceuticals, Inc.*	906,130
476,350	Johnson & Johnson(a)	29,414,613
371,100	Merck & Co., Inc.	10,910,340

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
1,067,500	Pfizer, Inc.	$22,631,000

		68,522,083

Real Estate — 0.7%
44,500	Archstone-Smith Trust	1,860,545
14,400	Boston Properties, Inc.	1,083,024
23,700	Developers Diversified Realty Corp.	1,073,610
32,310	Equity Office Properties Trust	1,007,426
21,900	ProLogis	993,384

		6,017,989

Road & Rail — 0.8%
47,200	Burlington Northern Santa Fe Corp.	3,123,696
98,500	Norfolk Southern Corp.	4,357,640

		7,481,336

Semiconductor Equipment & Products — 4.9%
246,490	Freescale Semiconductor, Inc. Class B*	6,359,442
956,500	Intel Corp.	25,519,420
416,700	Texas Instruments, Inc.	13,534,416

		45,413,278

Software — 2.0%
208,600	Autodesk, Inc.	8,702,792
255,640	Microsoft Corp.	7,083,784
82,500	Symantec Corp.*	1,457,775
79,600	Synopsys, Inc.*	1,553,792

		18,798,143

Specialty Retail — 2.2%
344,030	AutoNation, Inc.*(a)	7,128,301
40,400	AutoZone, Inc.*	3,598,024
474,431	Circuit City Stores, Inc.(a)	9,929,841

		20,656,166

Textiles & Apparel — 1.7%
442,700	Coach, Inc.*	15,242,161

Tobacco — 2.9%
366,900	Altria Group, Inc.	26,706,651

Wireless Telecommunication Services — 0.2%
43,610	United States Cellular Corp.*	2,215,388

TOTAL COMMON STOCKS
		$915,615,673

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
		$915,615,673

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Securities Lending Collateral — 5.1%
47,173,525	Boston Global Investment Trust - Enhanced Portfolio	$47,173,525

TOTAL INVESTMENTS — 104.6%
		$962,789,198

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

• Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P 500 Index	72	December 2005	$4,503,960	$(25,747)

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system and investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$856,379,073

Gross unrealized gain	118,736,923
Gross unrealized loss	(12,326,798)

Net unrealized security gain	$106,410,125

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs CORE U.S. Equity Fund.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Aerospace & Defense — 4.0%
148,100	Lockheed Martin Corp.	$8,974,860
9,400	Northrop Grumman Corp.	539,278
21,400	Rockwell Collins, Inc.	977,980
227,800	The Boeing Co.	15,533,682

		26,025,800

Airlines — 0.3%
116,200	Southwest Airlines Co.	1,917,300

Auto Components — 0.3%
40,900	Autoliv, Inc.	1,789,784

Banks — 1.8%
219,900	Bank of America Corp.	10,091,211
14,600	UnionBanCal Corp.	1,010,320
13,500	Washington Mutual, Inc.	556,065

		11,657,596

Beverages — 1.2%
189,600	The Coca-Cola Co.	8,094,024

Biotechnology — 5.1%
217,300	Amgen, Inc.*	17,586,089
124,900	Genentech, Inc.*	11,942,938
36,000	Genzyme Corp.*	2,676,240
34,800	Protein Design Labs, Inc.*	969,180

		33,174,447

Chemicals — 1.9%
171,000	Monsanto Co.	12,529,170

Commercial Services & Supplies — 2.1%
21,900	Automatic Data Processing, Inc.	1,029,300
135,900	Cendant Corp.	2,414,943
79,200	CheckFree Corp.*	3,710,520
20,800	ChoicePoint, Inc.*	899,184
39,300	Equifax, Inc.	1,505,190
76,700	Global Payments, Inc.	3,357,926
28,100	Republic Services, Inc.	1,007,385

		13,924,448

Communications Equipment — 3.4%
391,800	Cisco Systems, Inc.*	6,872,172
87,600	Comverse Technology, Inc.*	2,295,996
329,400	Corning, Inc.*	6,670,350
155,100	Motorola, Inc.	3,736,359
25,700	QUALCOMM, Inc.	1,168,579
16,100	Scientific-Atlanta, Inc.	681,352
95,000	Tellabs, Inc.*	974,700

		22,399,508

Computers & Peripherals — 3.4%
343,800	EMC Corp.*	4,789,134
332,100	Hewlett-Packard Co.	9,853,407
17,800	International Business Machines Corp.	1,582,420
419,200	Western Digital Corp.*	6,254,464

		22,479,425

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 2.4%
193,300	AmeriCredit Corp.*	$4,793,840
9,300	Merrill Lynch & Co., Inc.	617,706
161,002	Moody’s Corp.	9,684,270
13,200	SLM Corp.	693,660

		15,789,476

Diversified Telecommunication Services — 0.8%
117,100	CenturyTel, Inc.	3,876,010
45,147	Sprint Nextel Corp.	1,130,481

		5,006,491

Electric Utilities — 1.6%
92,900	AES Corp.*	1,465,033
221,000	PG&E Corp.	8,128,380
10,300	TXU Corp.	1,057,089

		10,650,502

Electrical Equipment — 1.0%
10,000	Emerson Electric Co.	756,100
112,500	Energizer Holdings, Inc.*	5,929,875

		6,685,975

Electronic Equipment & Instruments — 0.6%
37,000	Agilent Technologies, Inc.*	1,319,420
104,300	Ingram Micro, Inc.*	1,958,754
23,500	PerkinElmer, Inc.	536,035

		3,814,209

Energy Equipment & Services — 0.2%
22,400	Helmerich & Payne, Inc.	1,299,648

Food & Drug Retailing — 1.4%
36,400	SUPERVALU, Inc.	1,191,008
132,200	The Kroger Co.*	2,572,612
80,800	Walgreen Co.	3,690,944
10,800	Whole Foods Market, Inc.	1,590,624

		9,045,188

Food Products — 2.2%
246,100	Archer-Daniels-Midland Co.	5,800,577
32,400	Pilgrim’s Pride Corp.	1,036,800
102,100	The Hershey Co.	5,535,862
106,900	Tyson Foods, Inc.	1,799,127

		14,172,366

Healthcare Equipment & Supplies — 2.9%
158,400	Baxter International, Inc.	6,160,176
64,400	Edwards Lifesciences Corp.*	2,575,356
33,000	Guidant Corp.	2,035,440
27,700	Medtronic, Inc.	1,539,289
13,300	Respironics, Inc.*	514,444
133,700	St. Jude Medical, Inc.*	6,386,849

		19,211,554

Healthcare Providers & Services — 3.9%
87,800	Aetna, Inc.	8,120,622
103,000	AmerisourceBergen Corp.	8,276,050
42,600	Express Scripts, Inc.*	3,597,996
19,900	Humana, Inc.*	912,017

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
81,000	McKesson Corp.	$4,074,300
14,100	Triad Hospitals, Inc.*	601,506

		25,582,491

Hotels, Restaurants & Leisure — 1.9%
73,400	Darden Restaurants, Inc.	2,626,252
55,600	Marriott International, Inc.	3,592,316
68,000	MGM MIRAGE*	2,591,480
9,900	Panera Bread Co.*	673,200
61,700	Yum! Brands, Inc.	3,010,343

		12,493,591

Household Durables — 0.5%
72,800	Toro Co.	2,925,832

Household Products — 2.2%
95,300	Colgate-Palmolive Co.	5,195,756
154,329	Procter & Gamble Co.	8,826,076

		14,021,832

Industrial Conglomerates — 4.8%
81,100	3M Co.	6,364,728
697,200	General Electric Co.	24,903,984

		31,268,712

Insurance — 3.7%
47,500	Genworth Financial, Inc.	1,636,375
103,300	Loews Corp.	9,976,714
159,000	MBIA, Inc.	9,823,020
63,050	W.R. Berkley Corp.	2,939,391

		24,375,500

Internet Software & Services — 3.5%
41,650	Google, Inc.*	16,867,833
220,100	McAfee, Inc.*	6,120,981

		22,988,814

IT Consulting & Services — 1.3%
173,400	Computer Sciences Corp.*	8,709,882

Leisure Equipment & Products — 0.2%
23,600	Polaris Industries, Inc.	1,166,784

Machinery — 0.5%
20,600	ITT Industries, Inc.	2,240,456
25,500	Navistar International Corp.*	723,435

		2,963,891

Media — 5.4%
354,600	Comcast Corp.*	9,361,440
8,300	Getty Images, Inc.*	757,707
1,123,300	Liberty Media Corp. Series A*	8,626,944
29,300	Pixar*	1,624,392
42,300	Regal Entertainment Group(a)	855,729
36,600	The McGraw-Hill Cos., Inc.	1,941,630
586,700	Time Warner, Inc.	10,548,866

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
42,319	Viacom, Inc. Class B*	$1,413,455

		35,130,163

Metals & Mining — 0.3%
27,700	Southern Copper Corp.	1,761,997

Multiline Retail — 1.0%
24,900	Dillard’s, Inc.	522,153
32,800	Dollar General Corp.	620,248
75,600	Nordstrom, Inc.	2,788,128
47,100	Wal-Mart Stores, Inc.	2,287,176

		6,217,705

Oil & Gas — 3.0%
92,100	Burlington Resources, Inc.	6,654,225
22,500	EOG Resources, Inc.	1,614,375
146,300	Sunoco, Inc.	11,294,360

		19,562,960

Pharmaceuticals — 7.9%
78,100	Abbott Laboratories	2,945,151
103,400	Allergan, Inc.(a)	10,340,000
54,100	Barr Pharmaceuticals, Inc.*	3,102,635
239,500	Bristol-Myers Squibb Co.	5,170,805
407,600	Johnson & Johnson	25,169,300
34,700	Merck & Co., Inc.	1,020,180
133,995	Pfizer, Inc.	2,840,694
18,900	Watson Pharmaceuticals, Inc.*	630,504
12,000	Wyeth	498,720

		51,717,989

Real Estate — 0.4%
16,900	AMB Property Corp.	790,244
19,200	ProLogis	870,912
32,100	Ventas, Inc.	1,012,113

		2,673,269

Road & Rail — 1.5%
19,100	CSX Corp.	929,024
92,200	J.B. Hunt Transportation Services, Inc.	2,064,358
154,300	Norfolk Southern Corp.	6,826,232

		9,819,614

Semiconductor Equipment & Products — 6.9%
139,900	Advanced Micro Devices, Inc.*(a)	3,662,582
219,300	Freescale Semiconductor, Inc. Class B*	5,657,940
758,100	Intel Corp.	20,226,108
476,700	Texas Instruments, Inc.	15,483,216

		45,029,846

Software — 4.1%
225,400	Autodesk, Inc.	9,403,688
72,200	Cadence Design Systems, Inc.*	1,237,508
542,300	Microsoft Corp.	15,027,133

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
74,900	Symantec Corp.*	$1,323,483

		26,991,812

Specialty Retail — 3.0%
22,900	Abercrombie & Fitch Co.	1,404,228
178,000	AutoNation, Inc.*	3,688,160
19,000	Chico’s FAS, Inc.*	838,090
423,123	Circuit City Stores, Inc.	8,855,964
69,650	Men’s Wearhouse, Inc.*	2,040,745
31,900	Payless ShoeSource, Inc.*	728,915
72,400	Staples, Inc.	1,672,440

		19,228,542

Textiles & Apparel — 1.7%
321,600	Coach, Inc.*	11,072,688

Tobacco — 2.4%
215,900	Altria Group, Inc.	15,715,361

Wireless Telecommunication Services — 0.1%
9,400	Telephone & Data Systems, Inc. Special Shares	329,470

TOTAL COMMON STOCKS
		$631,415,656

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.6%
Joint Repurchase Agreement Account II
$16,800,000	4.04%	12/01/2005	$16,800,000
Maturity Value: $16,801,885

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$648,215,656

Shares	Description	Value
Securities Lending Collateral — 1.9%
12,414,250	Boston Global Investment Trust - Enhanced Portfolio	$12,414,250

TOTAL INVESTMENTS — 101.3%
		$660,629,906

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND†

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P 500 Index	282	December 2005	$17,640,510	$120,678

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system and investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $16,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389
Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166
Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222
Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667
J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889
Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611
UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528
Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$598,861,513

Gross unrealized gain	72,318,927
Gross unrealized loss	(10,550,534)

Net unrealized security gain	$61,768,393

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs CORE Large Cap Growth Fund.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 1.8%
110,900	AAR Corp.*	$2,322,246
32,600	Innovative Solutions & Support, Inc.*	480,850
57,100	Kaman Corp.	1,096,891
50,200	Triumph Group, Inc.*	1,905,090
87,000	United Industrial Corp.(a)	3,780,150

		9,585,227

Air Freight & Couriers — 0.1%
13,200	Hub Group, Inc.*	535,260

Airlines — 1.1%
148,300	Alaska Air Group, Inc.*	5,224,609
47,500	Mesa Air Group, Inc.*	488,300

		5,712,909

Banks — 7.9%
145,000	Bank of Hawaii Corp.	7,483,450
18,000	Citizens Banking Corp.	532,620
31,800	City National Corp.	2,322,354
49,500	Corus Bankshares, Inc.(a)	2,909,610
13,200	Cullen/Frost Bankers, Inc.	710,952
28,200	Downey Financial Corp.	1,824,540
13,700	East West Bancorp, Inc.	518,408
29,300	First Charter Corp.	733,672
9,700	First Citizens BancShares, Inc.	1,818,459
41,200	FirstFed Financial Corp.*	2,156,408
19,800	FirstMerit Corp.	527,868
30,800	Fulton Financial Corp.	535,304
19,700	Greater Bay Bancorp	524,808
18,575	IBERIABANK Corp.	1,019,953
23,400	Irwin Financial Corp.	529,308
22,945	MB Financial, Inc.	861,814
48,200	Nara Bancorp, Inc.	902,304
123,210	PFF Bancorp, Inc.	3,764,066
24,900	PrivateBancorp, Inc.	918,561
167,700	SVB Financial Group*	8,064,693
29,800	UCBH Holdings, Inc.	525,672
46,400	United Community Financial Corp.	547,056
32,400	Westcorp	2,178,576
72,000	Wilshire Bancorp, Inc.	1,224,720

		43,135,176

Biotechnology — 3.2%
162,400	Applera Corp. — Celera Genomics Group*	2,017,008
111,700	Connetics Corp.*	1,481,142
54,400	deCODE genetics, Inc.*(a)	451,520
16,200	Invitrogen Corp.*	1,079,730
36,400	Kos Pharmaceuticals, Inc.*	2,423,512
29,600	Protein Design Labs, Inc.*	824,360
25,500	Serologicals Corp.*	512,040
22,500	Techne Corp.*	1,243,350
103,900	United Therapeutics Corp.*	7,421,577

		17,454,239

Building Products — 1.3%
138,600	Griffon Corp.*	3,376,296
10,800	Universal Forest Products, Inc.	620,568

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
28,300	USG Corp.*	$1,731,960
20,800	Watsco, Inc.	1,305,200

		7,034,024

Chemicals — 0.3%
30,767	A. Schulman, Inc.	642,723
20,300	Arch Chemicals, Inc.	577,535
37,000	Octel, Corp.	572,760

		1,793,018

Commercial Services & Supplies — 6.2%
184,600	Administaff, Inc.	8,316,230
16,700	Aleris International, Inc.*	555,275
204,600	Arbitron, Inc.	7,897,560
37,852	Casella Waste Systems, Inc.*	463,309
147,500	CSG Systems International, Inc.*	3,540,000
29,000	eFunds Corp.*	597,110
19,900	Global Payments, Inc.	871,222
81,555	John H. Harland Co.	3,082,779
25,227	NCO Group, Inc.*	434,913
84,200	Pre-Paid Legal Services, Inc.(a)	3,582,710
243,100	Spherion Corp.*	2,382,380
53,900	The Standard Register Co.	798,798
28,300	Universal Technical Institute, Inc.*	859,754

		33,382,040

Communications Equipment — 1.5%
100,500	Audiovox Corp.*	1,391,925
114,600	Comtech Telecommunications Corp.*(a)	4,996,560
27,600	Emulex Corp.*	550,068
103,900	Powerwave Technologies, Inc.*	1,304,984

		8,243,537

Computers & Peripherals — 3.3%
33,300	Imation Corp.	1,463,868
162,100	Intergraph Corp.*	7,784,042
112,600	Komag, Inc.*(a)	3,934,244
170,700	Quantum Corp.*	510,393
271,100	Western Digital Corp.*	4,044,812

		17,737,359

Construction & Engineering — 0.3%
20,100	EMCOR Group, Inc.*	1,422,075

Construction Materials — 0.1%
6,200	Eagle Materials, Inc.	712,380

Containers & Packaging — 0.1%
8,700	Greif, Inc.	522,435

Distributors — 1.0%
110,500	Handleman Co.	1,517,165
90,800	WESCO International, Inc.*	3,790,900

		5,308,065

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 2.5%
126,800	AmeriCredit Corp.*	$3,144,640
119,000	CompuCredit Corp.*(a)	4,649,330
68,600	Investment Technology Group, Inc.*	2,667,854
34,200	Metris Cos., Inc.*	512,658
72,800	Portfolio Recovery Associates, Inc.*(a)	2,789,696

		13,764,178

Diversified Telecommunication Services — 0.5%
62,000	Commonwealth Telephone Enterprises, Inc.	2,148,920
67,800	Time Warner Telecom, Inc.*	637,320

		2,786,240

Electric Utilities — 1.3%
526,100	Sierra Pacific Resources*(a)	7,091,828

Electrical Equipment — 1.1%
32,500	A.O. Smith Corp.	1,183,000
13,700	Brady Corp.	513,476
28,200	II-VI, Inc.*	539,466
14,900	Regal Beloit Corp.	525,821
38,400	The Genlyte Group, Inc.*	2,023,680
13,500	Woodward Governor Co.	1,102,545

		5,887,988

Electronic Equipment & Instruments — 3.8%
93,300	Anixter International, Inc.*	3,418,512
25,400	Avnet, Inc.*	571,500
82,600	Coherent, Inc.*	2,609,334
205,800	Exar Corp.*	2,543,688
51,600	Itron, Inc.*	2,412,300
65,600	Methode Electronics, Inc.	685,520
55,900	Plexus Corp.*	1,201,850
12,700	Rofin-Sinar Technologies, Inc.*	548,259
43,700	Technitrol, Inc.	773,490
155,300	Teledyne Technologies, Inc.*	5,084,522
58,000	TTM Technologies, Inc.*	530,120

		20,379,095

Energy Equipment & Services — 3.2%
15,600	Cal Dive International, Inc.*	1,132,716
32,800	Dril-Quip, Inc.*	1,672,800
57,200	Hornbeck Offshore Services, Inc.*	1,873,872
39,200	RPC, Inc.	1,301,440
80,700	Universal Compression Holdings, Inc.*	3,258,666
249,900	Veritas DGC, Inc.*	8,171,730

		17,411,224

Food & Drug Retailing — 2.5%
80,625	Flowers Foods, Inc.	2,089,800
180,400	Longs Drug Stores Corp.	7,690,452
143,900	Pathmark Stores, Inc.*	1,548,364

Shares	Description	Value
Common Stocks — (continued)
Food & Drug Retailing — (continued)
282,000	Terra Industries, Inc.*(a)	$1,694,820
13,500	The Pantry, Inc.*	554,850

		13,578,286

Food Products — 1.6%
126,400	Chiquita Brands International, Inc.	2,629,120
362	Seaboard Corp.	622,640
139,300	USANA Health Sciences, Inc.*(a)	5,499,564

		8,751,324

Healthcare Equipment & Supplies — 5.7%
27,700	1-800 Contacts, Inc.*(a)	301,653
27,100	American Medical Systems Holdings, Inc.*	498,640
13,000	ArthroCare Corp.*	497,250
9,500	Bio-Rad Laboratories, Inc.*	554,990
14,700	Biosite, Inc.*(a)	867,006
26,600	CNS, Inc.	611,800
14,000	Computer Programs and Systems, Inc.	563,640
95,000	Haemonetics Corp.*	4,857,350
165,100	Immucor, Inc.*	4,089,527
23,900	Kensey Nash Corp.*	547,071
48,800	LCA-Vision, Inc.	2,329,224
143,400	Mentor Corp.(a)	6,989,316
80,200	Molecular Devices Corp.*	2,153,370
60,500	SurModics, Inc.*	2,372,205
47,900	Ventana Medical Systems, Inc.*	1,844,629
68,100	Viasys Healthcare, Inc.*	1,859,130

		30,936,801

Healthcare Providers & Services — 2.1%
48,500	Cantel Medical Corp.*	888,035
91,600	Genesis HealthCare Corp.*	3,851,780
128,300	Kindred Healthcare, Inc.*	3,557,759
43,800	Odyssey HealthCare, Inc.*	811,176
146,700	Stewart Enterprises, Inc.	748,170
52,000	Sunrise Senior Living, Inc.*	1,736,800

		11,593,720

Hotels, Restaurants & Leisure — 3.7%
180,400	Choice Hotels International, Inc.	6,535,892
39,500	Dave & Buster’s, Inc.*	596,845
122,500	Domino’s Pizza, Inc.	3,062,500
87,800	Landry’s Restaurants, Inc.	2,374,990
42,088	Lone Star Steakhouse & Saloon, Inc.	975,179
78,000	Papa John’s International, Inc.*	4,247,880
35,900	Shuffle Master, Inc.*(a)	1,005,559
205,600	Six Flags, Inc.*(a)	1,533,776

		20,332,621

Household Durables — 1.3%
212,400	American Greetings Corp.	5,564,880

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
67,300	Kimball International, Inc. Class B	$716,745
35,147	Universal Electronics, Inc.*	609,449

		6,891,074

Insurance — 4.9%
26,800	AmerUs Group Co.	1,573,964
28,400	Argonaut Group, Inc.*	903,120
19,681	FBL Financial Group, Inc.	616,999
210,500	Fremont General Corp.	4,927,805
113,000	LandAmerica Financial Group, Inc.(a)	7,316,750
20,100	Odyssey Re Holdings Corp.(a)	515,364
152,800	Stewart Information Services Corp.	7,725,568
68,700	Zenith National Insurance Corp.	3,256,380

		26,835,950

Internet & Catalog Retail — 1.1%
163,325	Coldwater Creek, Inc.*	5,128,405
23,000	Priceline.com, Inc.*	552,460

		5,680,865

Internet Software & Services — 3.6%
85,500	Digital Insight Corp.*	2,831,760
91,697	J2 Global Communications, Inc.*	4,376,698
48,600	NETGEAR, Inc.*	937,980
259,800	United Online, Inc.	3,665,778
120,600	Websense, Inc.*	7,832,970

		19,645,186

IT Consulting & Services — 0.7%
133,600	Agilysys, Inc.	2,545,080
37,600	MarketAxess Holdings, Inc.*(a)	459,096
18,900	ProQuest Co.*	528,255
27,800	TNS, Inc.*	501,790

		4,034,221

Machinery — 2.7%
26,700	Barnes Group, Inc.	920,349
31,500	Blount International, Inc.*	489,825
25,500	ESCO Technologies, Inc.*	1,096,500
13,300	Esterline Technologies Corp.*	546,763
70,600	JLG Industries, Inc.	3,212,300
6,800	Middleby Corp.*	533,120
43,300	NACCO Industries, Inc.	5,070,430
31,000	Navistar International Corp.*	879,470
63,500	Stewart & Stevenson Services, Inc.	1,301,750
23,500	Sun Hydraulics Corp.(a)	448,145

		14,498,652

Media — 0.5%
13,100	John Wiley & Sons, Inc.	541,423
44,800	Catalina Marketing Corp.	1,185,856

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
11,400	Liberty Corp.	$531,468
109,200	Mediacom Communications Corp.*	568,932

		2,827,679

Metals & Mining — 4.1%
51,600	Chaparral Steel Co.*	1,290,000
93,920	Metals USA, Inc.*(a)	2,066,240
138,150	Quanex Corp.	8,544,577
309,300	Ryerson Tull, Inc.(a)	6,987,087
282,100	USEC, Inc.	3,103,100

		21,991,004

Multi-Utilities — 0.3%
105,800	Avista Corp.	1,867,370

Multiline Retail — 0.2%
72,700	Stein Mart, Inc.	1,257,710

Oil & Gas — 3.1%
64,300	Berry Petroleum Co.	3,668,315
17,600	Encore Acquisition Co.*	546,304
20,700	Giant Industries, Inc.*	1,110,555
47,800	Harvest Natural Resources, Inc.*	438,804
33,200	KCS Energy, Inc.*	868,180
55,900	PetroQuest Energy, Inc.*	510,367
35,100	St. Mary Land & Exploration Co.	1,250,262
178,700	Swift Energy Co.*	8,254,153

		16,646,940

Paper & Forest Products — 0.1%
32,200	Chesapeake Corp.	566,720

Personal Products — 0.2%
34,700	Parlux Fragrances, Inc.*(a)	998,666

Pharmaceuticals — 0.9%
138,200	Alpharma,Inc.	3,651,244
36,600	Perrigo Co.	530,700
17,900	Watson Pharmaceuticals, Inc.*	597,144

		4,779,088

Real Estate — 6.6%
51,300	American Home Mortgage Investment Corp.	1,523,097
28,020	Brookfield Homes Corp.(a)	1,385,029
20,500	Camden Property Trust	1,209,500
26,300	Capital Lease Funding, Inc.	258,529
48,200	CBL & Associates Properties, Inc.	1,940,050
151,000	Commercial Net Lease Realty	3,059,260
17,400	Cousins Properties, Inc.	484,416
16,000	Entertainment Properties Trust	684,480
133,800	FelCor Lodging Trust, Inc.	2,271,924
26,900	Health Care REIT, Inc.	925,360

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
28,200	Highwoods Properties, Inc.	$813,006
160,300	HRPT Properties Trust	1,753,682
70,600	Inland Real Estate Corp.	1,050,528
30,300	Jones Lang LaSalle, Inc.	1,514,394
22,300	Kilroy Realty Corp.	1,373,680
94,100	National Health Investors, Inc.	2,601,865
56,100	Nationwide Health Properties, Inc.	1,276,275
41,200	New Century Financial Corp.	1,490,204
12,600	Pan Pacific Retail Properties, Inc.	847,980
16,900	Pennsylvania Real Estate Investment Trust	624,117
44,500	PS Business Parks, Inc.	2,095,950
69,200	Realty Income Corp.(a)	1,566,688
277,700	Senior Housing Properties Trust	5,223,537

		35,973,551

Road & Rail — 1.6%
119,900	Dollar Thrifty Automotive Group, Inc.*	4,496,250
66,500	GATX Corp.	2,503,060
87,100	Laidlaw International, Inc.	1,883,102

		8,882,412

Semiconductor Equipment & Products — 2.5%
313,400	Cirrus Logic, Inc.*	2,369,304
46,000	Cohu, Inc.	1,226,820
29,700	Cymer, Inc.*	1,135,134
23,900	Genesis Microchip, Inc.*	535,360
200,800	LSI Logic Corp.*	1,648,568
105,800	MPS Group, Inc.*	1,329,906
128,500	Photronics, Inc.*	2,040,580
39,400	SiRF Technology Holdings, Inc.*	1,092,168
68,200	Trident Microsystems, Inc.*	1,284,888
40,200	Zoran Corp.*	680,184

		13,342,912

Software — 2.4%
63,000	ANSYS, Inc.*	2,647,260
243,300	Entrust, Inc.*	1,216,500
98,300	Lawson Software, Inc.*(a)	746,097
70,500	Novell, Inc.*	548,490
75,600	Parametric Technology Corp.*	442,260
24,900	Quality Systems, Inc.*(a)	2,019,888
160,500	SeaChange International, Inc.*(a)	1,234,245
40,300	Sybase, Inc.*	904,735
77,300	Synopsys, Inc.*	1,508,896
43,300	The Ultimate Software Group, Inc.*	745,193
87,889	Tradestation Group, Inc.*(a)	1,046,758

		13,060,322

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 4.5%
58,900	Building Materials Holding Corp.	$4,849,237
47,400	Charlotte Russe Holdings, Inc.*	886,380
69,600	Charming Shoppes, Inc.*	817,800
249,057	Circuit City Stores, Inc.	5,212,763
29,700	Dress Barn, Inc.*	991,386
22,100	Men’s Wearhouse, Inc.*	647,530
56,200	Payless ShoeSource, Inc.*	1,284,170
175,000	Stage Stores, Inc.	5,234,250
55,850	The Cato Corp.	1,206,360
60,500	The Children’s Place Retail Stores, Inc.*	3,000,800
104,900	The Wet Seal, Inc.*(a)	526,598

		24,657,274

Textiles & Apparel — 1.1%
22,400	Carter’s, Inc.*	1,369,760
62,500	Guess?, Inc.*	2,117,500
27,700	Perry Ellis International, Inc.*	557,601
107,000	Skechers U.S.A., Inc.*	1,600,720
13,875	Stride Rite Corp.	190,642
9,800	UniFirst Corp.	302,820

		6,139,043

Wireless Telecommunication Services — 0.1%
10,600	United States Cellular Corp.*	538,480

TOTAL COMMON STOCKS
		$536,206,168

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.8%
Joint Repurchase Agreement Account II
$4,200,000	4.04%	12/01/2005	$4,200,000
Maturity Value: $4,200,471

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$540,406,168

Shares	Description	Value
Securities Lending Collateral — 10.5%
57,292,425	Boston Global Investment Trust - Enhanced Portfolio	$57,292,425

TOTAL INVESTMENTS — 110.0%
		$597,698,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index	91	December 2005	$6,170,710	$57,577

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system and investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389
Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166
Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222
Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667
J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889
Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611
UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528
Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$513,848,723

Gross unrealized gain	91,804,651
Gross unrealized loss	(7,954,781)

Net unrealized security gain	$83,849,870

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs CORE Small Cap Equity Fund.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 3.1%
102,400	Lockheed Martin Corp.	$6,205,440
223,000	Northrop Grumman Corp.	12,793,510
78,600	The Boeing Co.	5,359,734

		24,358,684

Airlines — 0.2%
94,100	Southwest Airlines Co.	1,552,650

Auto Components — 0.3%
117,900	The Goodyear Tire & Rubber Co.*(a)	2,019,627

Banks — 12.0%
756,398	Bank of America Corp.	34,711,104
129,400	Bank of Hawaii Corp.	6,678,334
15,700	Comerica, Inc.	905,419
51,300	Downey Financial Corp.	3,319,110
12,000	M&T Bank Corp.	1,298,640
12,400	Northern Trust Corp.	653,356
23,300	PNC Financial Services Group, Inc.	1,485,841
21,100	Regions Financial Corp.	710,859
11,300	SunTrust Banks, Inc.	821,962
162,900	UnionBanCal Corp.	11,272,680
263,200	Wachovia Corp.	14,054,880
407,500	Washington Mutual, Inc.(a)	16,784,925

		92,697,110

Biotechnology — 1.7%
128,400	Amgen, Inc.*	10,391,412
30,200	Genentech, Inc.*	2,887,724

		13,279,136

Building Products — 0.1%
12,200	USG Corp.*	746,640

Chemicals — 1.6%
33,400	Air Products & Chemicals, Inc.	1,976,278
131,600	Monsanto Co.	9,642,332
26,100	The Lubrizol Corp.	1,101,681

		12,720,291

Commercial Services & Supplies — 0.4%
16,500	Automatic Data Processing, Inc.	775,500
45,100	Ceridian Corp.*	1,082,400
22,800	Equifax, Inc.	873,240

		2,731,140

Communications Equipment — 0.2%
135,500	Tellabs, Inc.*	1,390,230

Computers & Peripherals — 2.6%
611,100	Hewlett-Packard Co.	18,131,337
152,500	Western Digital Corp.*	2,275,300

		20,406,637

Construction Materials — 0.7%
33,000	Lafarge North America, Inc.	1,815,000

Shares	Description	Value
Common Stocks — (continued)
Construction Materials — (continued)
52,200	Martin Marietta Materials, Inc.	$3,920,742

		5,735,742

Diversified Financials — 12.4%
273,200	AmeriCredit Corp.*(a)	6,775,360
58,700	Ameriprise Financial, Inc.	2,468,335
426,500	Citigroup, Inc.	20,706,575
671,400	J.P. Morgan Chase & Co.	25,681,050
296,300	Merrill Lynch & Co., Inc.	19,680,246
141,000	Moody’s Corp.	8,481,150
117,100	Principal Financial, Inc.	5,933,457
91,100	SLM Corp.	4,787,305
25,200	State Street Corp.	1,453,788

		95,967,266

Diversified Telecommunication Services — 4.4%
47,700	ALLTEL Corp.	3,187,791
269,880	AT&T, Inc.	6,722,716
287,500	CenturyTel, Inc.	9,516,250
32,900	Liberty Global, Inc.*	733,999
278,700	Sprint Nextel Corp.	6,978,648
129,700	Telewest Global, Inc.*	2,891,013
129,400	Verizon Communications, Inc.	4,138,212

		34,168,629

Electric Utilities — 5.0%
115,900	American Electric Power Co., Inc.	4,234,986
123,500	CMS Energy Corp.*	1,726,530
227,000	Edison International	10,242,240
86,300	FirstEnergy Corp.	4,052,648
84,400	Northeast Utilities	1,568,152
307,900	PG&E Corp.	11,324,562
51,400	TXU Corp.	5,275,182

		38,424,300

Electrical Equipment — 0.8%
110,400	Energizer Holdings, Inc.*	5,819,184

Electronic Equipment & Instruments — 0.1%
44,900	Avnet, Inc.*	1,010,250

Energy Equipment & Services — 0.1%
13,200	Helmerich & Payne, Inc.	765,864

Food Products — 2.3%
525,500	Archer-Daniels-Midland Co.	12,386,035
344,192	Tyson Foods, Inc.	5,792,751

		18,178,786

Healthcare Equipment & Supplies — 0.3%
33,700	Applera Corp. — Applied Biosystems Group	929,446
28,300	Baxter International, Inc.	1,100,587

		2,030,033

Healthcare Providers & Services — 2.4%
168,900	AmerisourceBergen Corp.	13,571,115

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
42,800	CIGNA Corp.	$4,815,856

		18,386,971

Hotels, Restaurants & Leisure — 0.6%
52,000	Darden Restaurants, Inc.	1,860,560
52,200	Yum! Brands, Inc.	2,546,838

		4,407,398

Household Durables — 0.1%
32,500	American Greetings Corp.	851,500

Household Products — 0.1%
13,300	Colgate-Palmolive Co.	725,116

Insurance — 9.7%
17,600	American International Group, Inc.	1,181,664
10,800	AmerUs Group Co.	634,284
35,100	CNA Financial Corp.*	1,195,155
23,600	Fremont General Corp.	552,476
252,000	Genworth Financial, Inc.	8,681,400
59,600	Lincoln National Corp.	3,098,008
145,000	Loews Corp.	14,004,100
209,300	MBIA, Inc.	12,930,554
241,400	MetLife, Inc.(a)	12,417,616
26,900	Old Republic International Corp.	715,809
41,700	The Allstate Corp.	2,339,370
131,800	The Chubb Corp.	12,763,512
93,200	The St. Paul Travelers Cos., Inc.	4,336,596

		74,850,544

Internet Software & Services — 1.5%
28,900	Google, Inc.*	11,704,211

IT Consulting & Services — 0.3%
44,500	Computer Sciences Corp.*	2,235,235

Machinery — 0.1%
23,700	SPX Corp.	1,115,796

Media — 6.3%
85,500	Clear Channel Communications, Inc.	2,783,880
131,000	Comcast Corp.*	3,458,400
30,200	Hearst-Argyle Television, Inc.	726,008
32,900	Liberty Global, Inc. Series C*	683,333
1,137,400	Liberty Media Corp. Series A*	8,735,232
21,200	Scholastic Corp.*	705,324
18,100	The McGraw-Hill Cos., Inc.	960,205
1,207,800	Time Warner, Inc.	21,716,244
42,600	Univision Communications, Inc.*	1,287,798
218,000	Viacom, Inc. Class B*	7,281,200

		48,337,624

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.6%
44,200	Freeport-McMoRan Copper & Gold, Inc. Series B	$2,303,262
34,000	Newmont Mining Corp.	1,568,080
16,800	Nucor Corp.	1,126,944

		4,998,286

Multi-Utilities — 0.5%
59,700	Duke Energy Corp.	1,603,542
29,100	Questar Corp.	2,169,696

		3,773,238

Multiline Retail — 0.4%
64,845	Dillard’s, Inc.	1,359,800
30,600	Federated Department Stores, Inc.	1,971,558

		3,331,358

Oil & Gas — 14.3%
163,300	Anadarko Petroleum Corp.	14,796,613
147,000	Apache Corp.	9,596,160
205,200	Burlington Resources, Inc.	14,825,700
65,834	Chevron Corp.	3,772,946
260,000	Devon Energy Corp.	15,652,000
77,500	EOG Resources, Inc.	5,560,625
573,460	Exxon Mobil Corp.	33,277,884
157,700	Sunoco, Inc.	12,174,440
24,900	XTO Energy, Inc.	1,013,181

		110,669,549

Pharmaceuticals — 3.4%
73,400	Johnson & Johnson	4,532,450
165,000	Merck & Co., Inc.	4,851,000
763,000	Pfizer, Inc.	16,175,600
22,900	Watson Pharmaceuticals, Inc.*(a)	763,944

		26,322,994

Real Estate — 3.1%
21,800	Camden Property Trust	1,286,200
44,000	CBL & Associates Properties, Inc.	1,771,000
17,000	Developers Diversified Realty Corp.	770,100
160,300	Equity Office Properties Trust	4,998,154
90,800	HRPT Properties Trust	993,352
20,200	Plum Creek Timber Co., Inc.	786,992
179,200	ProLogis	8,128,512
35,800	Public Storage, Inc.	2,527,480
10,100	SL Green Realty Corp.	745,885
27,700	Thornburg Mortgage, Inc.(a)	734,327
14,700	Vornado Realty Trust	1,254,645

		23,996,647

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 1.4%
46,100	Burlington Northern Santa Fe Corp.	$3,050,898
120,800	CSX Corp.	5,875,712
37,800	GATX Corp.	1,422,792
24,500	Laidlaw International, Inc.	529,690

		10,879,092

Software — 0.8%
113,900	Autodesk, Inc.	4,751,908
64,100	Cadence Design Systems, Inc.*	1,098,674

		5,850,582

Specialty Retail — 2.2%
172,800	AutoNation, Inc.*	3,580,416
31,400	AutoZone, Inc.*	2,796,484
215,208	Circuit City Stores, Inc.	4,504,304
66,400	Office Depot, Inc.*	1,970,752
90,700	Payless ShoeSource, Inc.*	2,072,495
86,900	United Rentals, Inc.*	1,838,804

		16,763,255

Textiles & Apparel — 0.4%
82,800	Coach, Inc.*	2,850,804

Tobacco — 1.9%
179,000	Altria Group, Inc.	13,029,410
51,100	UST, Inc.	1,971,438

		15,000,848

Wireless Telecommunication Services — 0.3%
40,600	United States Cellular Corp.*	2,062,480

TOTAL COMMON STOCKS
		$763,115,727

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 5.7%
Joint Repurchase Agreement Account II
$43,900,000	4.04%	12/01/2005	$43,900,000
Maturity Value: $43,904,925

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$807,015,727

Shares	Description	Value
Securities Lending Collateral — 3.2%
24,470,550	Boston Global Investment Trust - Enhanced Portfolio	$24,470,550

TOTAL INVESTMENTS — 107.6%
		$831,486,277

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND†

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P 500 Index	118	December 2005	$7,381,490	$(80,284)

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system and investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $43,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389
Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166
Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222
Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667
J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889
Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611
UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528
Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$756,724,890

Gross unrealized gain	84,361,202
Gross unrealized loss	(9,599,815)

Net unrealized security gain	$74,761,387

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs CORE Large Cap Value Fund.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Australia — 2.7%
116,920	Aristocrat Leisure Ltd.(a) (Leisure & Tourism)	$1,060,557
33,734	Australia & New Zealand Banking Group Ltd. (Banking)	593,221
19,461	Australian Stock Exchange Ltd. (Financial Services)	437,179
595,345	Axa Asia Pacific Holdings Ltd. (Insurance)	2,228,862
23,270	BHP Billiton Ltd. (Energy Sources)	373,650
251,295	Brambles Industries Ltd.(a) (Business & Public Services)	1,793,677
95,204	CFS Gandel Retail Trust (Real Estate)	135,117
14,453	Cochlear Ltd. (Health & Personal Care)	423,553
125,233	Commonwealth Bank of Australia (Banking)	3,857,313
310,719	Commonwealth Property Office Fund (Real Estate)	290,077
48,556	CSR Ltd. (Building Materials & Components)	112,643
1,571,153	DB RREEF Trust (Real Estate)	1,597,890
105,373	General Property Trust (Real Estate)	304,601
247,623	ING Industrial Fund (Real Estate)	408,786
123,558	Insurance Australia Group Ltd. (Insurance)	477,175
244,270	Investa Property Group (Financial Services)	365,573
7,581	Leighton Holdings Ltd. (Construction & Housing)	90,608
49,625	Lend Lease Corp., Ltd. (Real Estate)	511,489
2,877	Macquarie Airports (Business & Public Services)	6,604
6,973	Macquarie Goodman Group (Financial Services)	22,279
50,186	Mayne Group Ltd.* (Health & Personal Care)	136,454
50,186	Mayne Pharma Ltd.* (Health & Personal Care)	99,374
96,468	Mirvac Group (Real Estate)	287,850
53,699	National Australia Bank Ltd. (Banking)	1,279,286
4,389	Qantas Airways Ltd. (Transportation — Airlines)	12,182
51,673	Rinker Group Ltd. (Building Materials & Components)	591,803
141,106	Rio Tinto Ltd.(a) (Metals-Non Ferrous)	6,378,431
259,595	Santos Ltd. (Energy Sources)	2,183,135
197,301	Stockland (Real Estate)	902,292
152,837	Suncorp-Metway Ltd. (Financial Services)	2,229,642
195,957	Telstra Corp. Ltd. (Telecommunications)	554,542

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
23,119	Westfield Group (Real Estate)	$290,515
45,287	Westpac Banking Corp. (Banking)	744,407
115,193	Woolworths Ltd.(a) (Merchandising)	1,443,802

		32,224,569

Austria — 2.7%
7,346	Andritz AG (Machinery & Engineering)	733,540
23,044	Boehler-Uddeholm AG (Metals-Steel)	3,749,412
3,127	Flughafen Wien AG (Business & Public Services)	198,717
11,647	Oesterreichische Elektrizitaetswirtschafts AG (Verbund)(a) (Utilities — Electrical & Gas)	3,652,600
41,006	OMV AG (Energy Sources)	2,253,394
372,203	Telekom Austria AG(a) (Telecommunications)	8,402,890
133,172	voestalpine AG(a) (Metals-Steel)	12,631,531

		31,622,084

Belgium — 4.4%
17,668	Bekaert NV (Industrial Components)	1,394,176
6,366	Compagnie Maritime Belge SA (Transportation — Shipping)	205,478
98,831	Delhaize Group(a) (Merchandising)	6,240,868
263,633	Dexia (Banking)	5,736,606
1,297,423	Fortis (Financial Services)	38,440,441

		52,017,569

Denmark — 0.0%
25,900	H. Lundbeck A/S (Health & Personal Care)	534,646

Finland — 1.0%
193,200	Metso Corp. (Machinery & Engineering)	5,052,107
399,550	Nokia Oyj (Telecommunications)	6,810,114
6,900	Orion Oyj (Health & Personal Care)	122,304

		11,984,525

France — 8.5%
285,022	BNP Paribas SA(a) (Banking)	22,459,952
682,193	Bouygues SA(a) (Telecommunications)	32,535,976
204,038	Business Objects SA*(a) (Business & Public Services)	8,103,500
292,124	Cap Gemini SA*(a) (Business & Public Services)	11,542,938

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
172,130	European Aeronautic Defence & Space Co.(a) (Aerospace & Military Technology)	$6,345,962
34,049	Schneider Electric SA (Electrical & Electronics)	2,924,721
27,942	Societe BIC SA (Business & Public Services)	1,633,587
114,950	Sodexho Alliance SA (Leisure & Tourism)	4,570,600
200,873	Suez SA(a) (Business & Public Services)	5,713,819
666	Total SA Class B (Energy Sources)	166,162
4,082	Unibail (Real Estate)	507,635
26,559	Valeo SA (Industrial Components)	978,678
117,136	Vivendi Universal SA (Broadcasting & Publishing)	3,380,229

		100,863,759

Germany — 9.7%
544,562	BASF AG(a) (Chemicals)	40,132,792
109,842	Deutsche Bank AG(a) (Financial Services)	10,727,959
5,975	Fresenius Medical Care AG(a) (Health & Personal Care)	566,915
235,993	Merck KGaA(a) (Health & Personal Care)	19,312,353
265,920	RWE AG(a) (Utilities — Electrical & Gas)	18,362,427
123,846	Schering AG (Health & Personal Care)	8,009,713
917,579	TUI AG*(a) (Leisure & Tourism)	17,686,436

		114,798,595

Hong Kong — 4.6%
222,500	ASM Pacific Technology Ltd. (Electronic Components & Instruments)	1,217,584
1,334,500	Boc Hong Kong Holdings Ltd. (Banking)	2,542,821
1,507,000	Cathay Pacific Airways Ltd. (Transportation — Airlines)	2,611,214
1,113,000	Cheung Kong (Holdings) Ltd. (Real Estate)	11,541,105
1,614,000	CLP Holdings Ltd. (Utilities — Electrical & Gas)	9,506,688
12,000	Esprit Holdings Ltd. (Merchandising)	84,222
1,404,000	Giordano International Ltd. (Merchandising)	791,439
204,500	Hong Kong Electric Holdings Ltd. (Utilities — Electrical & Gas)	996,126
872,000	Hutchison Whampoa Ltd. (Multi-Industry)	8,254,069
454,000	Li & Fung Ltd. (Wholesale and International Trade)	914,660

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
166,000	New World Development Co., Ltd. (Real Estate)	$218,316
75,900	Orient Overseas International Ltd. (Transportation - Shipping)	246,310
810,000	SCMP Group Ltd. (Broadcasting & Publishing)	282,708
486,000	Shangri-La Asia Ltd. (Leisure & Tourism)	698,798
546,000	Sino Land Co. Ltd. (Real Estate)	644,732
407,500	SmarTone Telecommunications Holdings Ltd. (Telecommunications)	444,043
177,500	Swire Pacific Ltd. Series A (Real Estate)	1,608,780
394,000	Television Broadcasts Ltd. (Broadcasting & Publishing)	2,122,753
647,000	The Bank of East Asia Ltd. (Banking)	1,932,142
1,837,000	The Wharf (Holdings) Ltd. (Real Estate)	6,507,576
133,500	Wing Hang Bank Ltd. (Banking)	924,806
146,000	Yue Yuen Industrial (Holdings) Ltd. (Textiles & Apparel)	391,744

		54,482,636

Italy — 1.5%
1,137,898	Banca Monte dei Paschi di Siena S.p.A.(a) (Banking)	5,443,356
49,660	Fiat S.p.A.*(a) (Automobiles)	403,201
186,735	Finmeccanica S.p.A. (Aerospace & Military Technology)	3,436,626
1,205,417	Intesa Banca S.p.A. (Banking)	5,547,463
163,741	Italcementi S.p.A.(a) (Building Materials & Components)	2,756,937

		17,587,583

Japan — 27.8%
72,800	Aderans Co., Ltd. (Health & Personal Care)	1,815,863
206,800	Alps Electric Co., Ltd.(a) (Electronic Components & Instruments)	3,265,012
462,000	AMADA Co., Ltd. (Machinery & Engineering)	3,822,739
8,900	Amano Corp. (Machinery & Engineering)	142,284
120,600	Aoyama Trading Co., Ltd. (Merchandising)	3,750,689
36,200	Autobacs Seven Co., Ltd.(a) (Automobiles)	1,620,914
43,000	Canon Sales Co., Inc. (Wholesale and International Trade)	897,189

GOLDMAN SACHS STRUCTURED INTERNATIONAL FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
93,600	Canon, Inc. (Electronic Components & Instruments)	$5,251,478
24,000	Central Glass Co., Ltd. (Building Materials & Components)	133,927
254	Central Japan Railway Co. (Transportation)	2,178,558
84,600	Chubu Electric Power Co., Inc.(a) (Utilities - Electrical & Gas)	2,017,098
61,000	Comsys Holdings Corp.(a) (Construction & Housing)	711,014
817,000	Dai Nippon Printing Co., Ltd. (Business & Public Services)	13,920,606
318,157	DAIICHI SANKYO Co. Ltd. (Health & Personal Care)	5,802,303
1,725,000	Daiwa Securities Group, Inc.(a) (Financial Services)	16,751,396
110	East Japan Railway Co. (Transportation — Road & Rail)	690,171
61,300	Electric Power Development Co., Ltd. (Utilities - Electrical & Gas)	1,983,602
214,000	FUJI ELECTRIC HOLDINGS Co. Ltd. (Machinery & Engineering)	984,850
55,000	Fujitsu Ltd. (Data Processing & Reproduction)	400,873
25,200	GLORY Ltd. (Machinery & Engineering)	412,408
336,000	Gunze Ltd. (Textiles & Apparel)	1,897,514
19,400	Hakuhodo DY Holdings, Inc. (Business & Public Services)	1,262,255
725,000	Hankyu Department Stores, Inc.(a) (Merchandising)	6,082,352
3,813,000	Hitachi Ltd. (Electronic Components & Instruments)	25,684,674
39,300	Hitachi Software Engineering Co., Ltd.(a) (Business & Public Services)	700,206
107,200	Hokkaido Electric Power Co., Inc. (Utilities — Electrical & Gas)	2,128,004
476,400	Honda Motor Co. Ltd. (Automobiles)	26,504,056
137	Japan Prime Realty Investment Corp. (Real Estate)	376,157
20	Japan Real Estate Investment Corp. (Real Estate)	157,495
13	Japan Retail Fund Investment Corp. (Real Estate)	97,152
32,000	Kinden Corp. (Construction & Housing)	280,182

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
260,000	Kirin Brewery Co., Ltd. (Beverages & Tobacco)	$2,786,499
585,000	Kubota Corp. (Machinery & Engineering)	4,562,505
324,000	Kyowa Hakko Kogyo Co. Ltd. (Health & Personal Care)	2,284,963
145,500	Kyushu Electric Power Co., Inc. (Utilities — Electrical & Gas)	3,099,965
268,000	Makita Corp.(a) (Appliances & Household Durables)	6,582,614
350,000	Marubeni Corp.(a) (Wholesale and International Trade)	1,725,619
922,000	Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)	18,532,285
176,000	Matsushita Electric Works Ltd.(a) (Machinery & Engineering)	1,675,669
1,472,500	Mitsubishi Chemical Holdings Corp.* (Chemicals)	8,615,495
312	Mitsubishi Tokyo Financial Group, Inc. (Banking)	3,919,737
1,798,000	Mitsui Chemicals, Inc.(a) (Chemicals)	9,930,173
303,000	Mitsui Trust Holdings, Inc. (Banking)	3,719,758
254,300	Namco Bandai Holdings, Inc.* (Recreation and Other Consumer Goods)	3,852,387
45	Nippon Building Fund, Inc. (Real Estate)	361,495
1,081,000	Nippon Oil Corp. (Energy Sources)	7,859,173
104,000	Nippon Shokubai Co., Ltd. (Chemicals)	1,097,576
1,981,000	Nippon Steel Corp. (Metals-Steel)	6,682,459
3,930	Nippon Telephone & Telegraph Corp. (Telecommunications)	17,646,003
373,000	Nippon Yusen Kabushiki Kaisha (Transportation — Shipping)	2,259,239
171,600	Nisshin Seifun Group, Inc. (Food & Household Products)	1,669,536
744,000	Nisshin Steel Co., Ltd.(a) (Metals-Steel)	2,112,524
14	Nomura Real Estate Office Fund, Inc. (Real Estate)	96,585
900	Nomura Research Institute Ltd. (Business & Public Services)	91,970
836	NTT Data Corp.(a) (Business & Public Services)	2,938,442

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
15,400	Santen Pharmaceutical Co., Ltd. (Health & Personal Care)	$366,759
99,000	Seino Transportation Co., Ltd.(a) (Transportation — Road & Rail)	905,153
19,000	Shimachu Co., Ltd. (Merchandising)	531,935
230,000	Shionogi & Co., Ltd. (Health & Personal Care)	2,816,364
1,922,000	Sompo Japan Insurance, Inc. (Insurance)	25,269,691
154,200	Sony Corp. (Appliances & Household Durables)	5,703,802
76,000	Sumitomo Bakelite Co., Ltd. (Chemicals)	552,088
239,000	Sumitomo Chemical Co., Ltd. (Chemicals)	1,483,542
819,700	Sumitomo Electric Industries Ltd. (Metals-Non Ferrous)	11,307,585
1,970	Sumitomo Mitsui Financial Group, Inc. (Banking)	18,491,160
18,100	Suzuken Co., Ltd. (Health & Personal Care)	551,509
58,400	Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)	1,354,998
315,000	Tokyu Land Corp.(a) (Real Estate)	2,295,513
393,000	Toppan Printing Co., Ltd. (Business & Public Services)	4,305,313
203,900	Toyo Seikan Kaisha Ltd. (Misc. Materials & Commodities)	3,055,764
108,000	Toyo Suisan Kaisha Ltd. (Food & Household Products)	1,728,943
91,000	UNY Co., Ltd. (Merchandising)	1,236,416
43	West Japan Railway Co. (Transportation — Road & Rail)	164,420
39,500	Yamaha Motor Co., Ltd. (Recreation and Other Consumer Goods)	899,062

		328,845,709

Netherlands — 6.9%
2,128,784	Aegon NV (Insurance)	33,663,008
3,585	Corio NV (Real Estate)	188,253
107,581	James Hardie Industries NV (Building Materials & Components)	664,393
541,103	Koninklijke (Royal) Philips Electronics NV (Appliances & Household Durables)	15,080,055
17,691	Rodamco Europe NV (Real Estate)	1,393,470

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
723,762	Royal Dutch Shell PLC ADR Series B(a) (Energy Sources)	$22,288,609
103,387	Royal Dutch Shell PLC Series B (Energy Sources)	3,334,476
74,076	Unilever NV (Food & Household Products)	4,962,609

		81,574,873

Norway — 7.6%
526,320	Norsk Hydro ASA (Energy Sources)	52,556,370
558,150	Orkla ASA (Food & Household Products)	20,741,615
528,800	Statoil ASA (Energy Sources)	11,504,674
17,700	Stolt-Nielsen SA(a) (Transportation — Shipping)	577,932
378,000	Storebrand ASA (Insurance)	3,456,397
105,200	Tomra Systems ASA (Business & Public Services)	734,998

		89,571,986

Singapore — 2.1%
324,575	Ascendas Real Estate Investment Trust (Real Estate)	373,777
1,098,000	Capitaland Ltd. (Real Estate)	2,125,179
81,000	CapitaMall Trust (Real Estate)	107,557
313,112	Cycle & Carriage Ltd. (Wholesale and International Trade)	1,919,993
1,694,000	Datacraft Asia Ltd.* (Telecommunications)	1,738,772
150,000	DBS Group Holdings Ltd. (Banking)	1,451,747
31,500	Fraser & Neave Ltd. (Multi-Industry)	322,253
95,000	Overseas Union Enterprise Ltd. (Leisure & Tourism)	547,406
2,044,880	SembCorp Industries Ltd. (Multi-Industry)	3,218,037
334,000	SembCorp Logistics Ltd. (Business & Public Services)	331,426
382,000	Singapore Airlines Ltd. (Transportation — Airlines)	2,638,842
166,000	Singapore Petroleum Co. (Energy Sources)	467,053
1,504,290	Singapore Telecommunications Ltd. (Telecommunications)	2,227,930
505,000	Suntec Real Estate Investment Trust (Real Estate)	321,681
789,000	United Overseas Bank Ltd. (Banking)	6,752,158
190,200	United Overseas Land Ltd. (Real Estate)	268,917

GOLDMAN SACHS STRUCTURED INTERNATIONAL FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
3,000	Want Want Holdings Ltd. (Food & Household Products)	$3,030
3,000	Wing Tai Holdings Ltd. (Real Estate)	2,473

		24,818,231

Spain — 3.1%
33,749	Ebro Puleva SA (Food & Household Products)	594,473
28,870	Endesa SA (Utilities — Electrical & Gas)	749,013
36,363	Fomento de Construcciones y Contratas SA (Construction & Housing)	2,010,449
301,862	Indra Sistemas SA (Business & Public Services)	5,939,151
41,761	NH Hoteles SA (Leisure & Tourism)	628,163
900,062	Repsol SA (Energy Sources)	26,427,689

		36,348,938

Switzerland — 3.4%
61,005	Clariant AG* (Chemicals)	827,558
15,800	Credit Suisse Group (Financial Services)	766,454
859	Rieter Holding AG (Industrial Components)	246,569
98,749	Roche Holding AG (Health & Personal Care)	14,779,774
5,488	Serono SA (Health & Personal Care)	4,025,688
6,186	Swisscom AG (Telecommunications)	1,932,750
609	Valora Holding AG* (Merchandising)	110,254
83,836	Zurich Financial Services AG* (Insurance)	17,036,167

		39,725,214

United Kingdom — 10.7%
46,894	3i Group PLC (Financial Services)	685,325
313,047	Alliance Unichem PLC (Health & Personal Care)	4,020,386
213,575	Arriva PLC (Transportation — Road & Rail)	2,111,889
344,049	AstraZeneca PLC (Health & Personal Care)	15,799,487
487,608	BAE Systems PLC (Aerospace & Military Technology)	2,843,163
209,308	Barclays PLC (Banking)	2,125,808
463,067	BHP Billiton PLC (Metals-Non Ferrous)	6,927,788
535,891	Brambles Industries PLC (Business & Public Services)	3,619,186
1,062,192	British Airways PLC* (Transportation — Airlines)	5,717,016
2,428,193	BT Group PLC (Telecommunications)	8,925,692

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
1,459,496	Dixons Group PLC (Merchandising)	$3,843,102
41,067	EMAP PLC (Broadcasting & Publishing)	608,668
172,742	First Choice Holidays PLC (Leisure & Tourism)	638,105
4,891	Hanson PLC (Building Materials & Components)	50,166
1,136,227	HBOS PLC (Banking)	17,088,604
302,475	Kelda Group PLC (Utilities — Electrical & Gas)	3,823,527
83,052	Land Securities Group PLC (Real Estate)	2,220,664
1,105,425	Lloyds TSB Group PLC (Banking)	8,952,747
13,861	Man Group PLC (Financial Services)	424,058
354,734	Mitchells & Butler PLC (Leisure & Tourism)	2,274,453
143,700	Royal Dutch Shell PLC (Energy Sources)	9,316,071
60,760	Schroders PLC (Financial Services)	928,691
984,568	Tate & Lyle PLC (Food & Household Products)	9,310,974
807,220	Tesco PLC (Merchandising)	4,217,735
350,915	Trinity Mirror PLC (Broadcasting & Publishing)	3,677,542
136,704	Unilever PLC (Food & Household Products)	1,334,148
549,723	Vodafone Group PLC (Telecommunications)	1,182,773
194,750	Vodafone Group PLC ADR (Telecommunications)	4,196,862

		126,864,630

TOTAL COMMON STOCKS
		$1,143,865,547

GOLDMAN SACHS STRUCTURED INTERNATIONAL FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Preferred Stocks — 0.1%
Germany — 0.1%
11,949	Fresenius Medical Care AG(a) (Health & Personal Care)	$979,342
1,881	RWE AG (Electric)	111,678
		1,091,020

TOTAL PREFERRED STOCKS
		$1,091,020

Units		Expiration Date	Value
Rights* — 0.0%
Hong Kong — 0.0%
29,281	Cheung Kong (Real Estate)	12/7/2005	$0

Italy — 0.0%
49,660	Fiat SpA (Automobiles)	12/14/2005	123

TOTAL RIGHTS
			$123

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.1%
State Street Bank & Trust Euro — Time Deposit
$24,774,000	3.70%	12/01/2005	$24,774,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,169,730,690

Shares	Description	Value
Securities Lending Collateral — 9.6%
113,849,173	Boston Global Investment Trust - Enhanced Portfolio	$113,849,173

TOTAL INVESTMENTS
		$1,283,579,863

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: ADR — American Depositary Receipt

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain (Loss)

FTSE 100 Index	116	December 2005	$10,909,880	$(95,990)
SPI 200 Index	31	December 2005	2,648,887	6,095
S&P MIB Index	6	December 2005	1,207,568	9,703
TOPIX Index	65	December 2005	8,327,769	123,279
DAX Index	12	December 2005	1,842,070	31,597
DJ EURO STOXX 50 Index	175	December 2005	7,130,595	86,869
CAC 40 — 10 EURO	37	December 2005	1,995,317	6,673
IBEX 35 Index	7	December 2005	872,549	3,814
Hang Seng Index	9	December 2005	864,938	(638)

			$35,799,574	$171,402

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system and investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,165,295,701

Gross unrealized gain	127,092,029
Gross unrealized loss	(8,807,867)

Net unrealized security gain	$118,284,162

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs CORE International Equity Fund.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

As a % of
Net Assets
Industry Classifications@
Aerospace & Military Technology	1.1
Appliances & Household Durables	3.9
Automobiles	2.4
Banking	9.6
Beverages & Tobacco	0.2
Broadcasting & Publishing	1.0
Building Materials & Components	0.4
Business & Public Services	5.3
Chemicals	5.3
Construction & Housing	0.3
Electrical & Electronics	0.3
Electronic Components & Instruments	3.0
Energy Sources	11.7
Financial Services	6.1
Food & Household Products	3.4
Health & Personal Care	7.0
Industrial Components	0.2
Insurance	6.9
Leisure & Tourism	2.4
Machinery & Engineering	1.5
Merchandising	2.4
Metals — Non Ferrous	2.1
Metals — Steel	2.1
Misc. Materials & Commodities	0.2
Multi — Industry	1.0
Real Estate	3.0
Recreation and Other Consumer Goods	0.4
Short-Term Investments*	11.7
Telecommunications	7.3
Textiles & Apparel	0.2
Transportation	0.2
Transportation — Airlines	0.9
Transportation — Road & Rail	0.3
Transportation — Shipping	0.3
Utilities — Electrical & Gas	3.9
Wholesale and International Trade	0.5

TOTAL INVESTMENTS	108.5%

@	Industry concentrations greater than one tenth of one percent are disclosed.

*	Short-term investments include short term obligations and securities lending collateral.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.